Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2010	Jan. 31, 2011	Jun. 30, 2010
Document and Entity Information
Entity Registrant Name	3M CO
Entity Central Index Key	0000066740
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 56.3
Entity Common Stock, Shares Outstanding		711,805,978
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY